Restructuring Charge	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charge
15.	Restructuring Charge

During 2014, the Company initiated reductions in workforce to control costs while the Company pursued new financing alternatives. During 2014, the Company recorded $175 in restructuring charges for severance and related costs, which were paid in 2014.